SCHEDULE OF CONDENSED STATEMENTS OF LOSS (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Net loss	$ (5,112)	$ 4,244,525
Old Glory Holding Co [Member]
Loss before income taxes		(14,842,000)	$ (14,486,000)
Income tax benefit
Net loss		(14,842,000)	(14,486,000)
Parent Company [Member] | Old Glory Holding Co [Member]
Equity loss of subsidiary		13,375,000	13,631,000
Total loss		13,375,000	13,631,000
Other noninterest expense		1,467,000	855,000
Total expense		1,467,000	855,000
Loss before income taxes		14,842,000	14,486,000
Income tax benefit
Net loss		$ (14,842,000)	$ (14,486,000)